PREPAID LAND USE RIGHTS (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
PREPAID LAND USE RIGHTS [Abstract]
Prepaid land use right for future expansion		$ 5,800,000
Amortization expense	662,677	637,687	300,536
Amortization expense, 2014	654,445
Amortization expense, 2015	654,445
Amortization expense, 2016	654,445
Amortization expense, 2017	654,445
Amortization expense, 2018	$ 654,445